Document and Entity Information	12 Months Ended
Aug. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Central Index Key	0000702149
Amendment Flag	false
Document Creation Date	Aug 28, 2012
Document Effective Date	Aug 29, 2012
Prospectus Date	Aug 29, 2012

Cash Portfolio
Fund Summary Fund: Cash Portfolio
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Cash Portfolio
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Cash Portfolio
Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	0.16%
Distribution and/or Service (12b-1) fees	0.07%
Other expenses	0.01%
Total annual fund operating expenses	0.24%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Cash Portfolio
1 year	25
3 years	77
5 years	135
10 years	306

Principal Investment Strategies
  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.32%	September 30, 2007
Lowest Quarter Return	0.01%	September 30, 2011
Year-to-Date Return	0.04%	June 30, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Cash Portfolio	0.07%	1.78%	2.08%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Cash Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.32%	September 30, 2007
Lowest Quarter Return	0.01%	September 30, 2011
Year-to-Date Return	0.04%	June 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Cash Portfolio | Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	rr_ManagementFeesOverAssets	0.16%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.24%
1 year	rr_ExpenseExampleYear01	25
3 years	rr_ExpenseExampleYear03	77
5 years	rr_ExpenseExampleYear05	135
10 years	rr_ExpenseExampleYear10	306
2002	rr_AnnualReturn2002	1.65%
2003	rr_AnnualReturn2003	0.98%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	3.10%
2006	rr_AnnualReturn2006	4.95%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	2.95%
2009	rr_AnnualReturn2009	0.60%
2010	rr_AnnualReturn2010	0.13%
2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Past 1 year	rr_AverageAnnualReturnYear01	0.07%
Past 5 years	rr_AverageAnnualReturnYear05	1.78%
Past 10 years	rr_AverageAnnualReturnYear10	2.08%

Term Portfolio
Fund Summary Fund: Term Portfolio
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Term Portfolio
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Term Portfolio
Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	0.19%
Distribution and/or Service (12b-1) fees	0.08%
Other expenses	0.01%
Total annual fund operating expenses	0.28%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Term Portfolio
1 year	29
3 years	90
5 years	157
10 years	356

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 3-6 Month Treasury Bill Index.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to November 1, 2010, the fund operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.65%	December 31, 2008
Lowest Quarter Return	-0.25%	June 30, 2004
Year-to-Date Return	0.13%	June 30, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Term Portfolio	0.05%	2.47%	2.39%
Barclays U.S. 3-6 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Term Portfolio	0.18%	1.78%	2.12%
Barclays U.S. 9-12 Month Short Treasury Bond Index (reflects no deduction for fees, expenses, or taxes) Term Portfolio	0.51%	2.47%	2.46%

Effective August 1, 2011, the fund began comparing its performance to the Barclays U.S. 3-6 Month U.S. Treasury Bill Index rather than the Barclays U.S. 9-12 Month Short Treasury Bond Index because the Barclays U.S. 3-6 Month Treasury Bill Index conforms more closely to the fund's investment policies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Term Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Term Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 3-6 Month Treasury Bill Index.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to November 1, 2010, the fund operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.65%	December 31, 2008
Lowest Quarter Return	-0.25%	June 30, 2004
Year-to-Date Return	0.13%	June 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2011, the fund began comparing its performance to the Barclays U.S. 3-6 Month U.S. Treasury Bill Index rather than the Barclays U.S. 9-12 Month Short Treasury Bond Index because the Barclays U.S. 3-6 Month Treasury Bill Index conforms more closely to the fund's investment policies.
Term Portfolio | Term Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
1 year	rr_ExpenseExampleYear01	29
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	157
10 years	rr_ExpenseExampleYear10	356
2002	rr_AnnualReturn2002	2.72%
2003	rr_AnnualReturn2003	1.10%
2004	rr_AnnualReturn2004	0.89%
2005	rr_AnnualReturn2005	2.38%
2006	rr_AnnualReturn2006	4.48%
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	5.48%
2009	rr_AnnualReturn2009	0.82%
2010	rr_AnnualReturn2010	0.55%
2011	rr_AnnualReturn2011	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.25%)
Past 1 year	rr_AverageAnnualReturnYear01	0.05%
Past 5 years	rr_AverageAnnualReturnYear05	2.47%
Past 10 years	rr_AverageAnnualReturnYear10	2.39%
Term Portfolio | Barclays U.S. 3-6 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays® U.S. 3-6 Month Treasury Bill Index
Past 1 year	rr_AverageAnnualReturnYear01	0.18%
Past 5 years	rr_AverageAnnualReturnYear05	1.78%
Past 10 years	rr_AverageAnnualReturnYear10	2.12%
Term Portfolio | Barclays U.S. 9-12 Month Short Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 9-12 Month Short Treasury Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	0.51%
Past 5 years	rr_AverageAnnualReturnYear05	2.47%
Past 10 years	rr_AverageAnnualReturnYear10	2.46%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012